Annual Fund Operating Expenses - Rimrock Emerging Markets Corporate Credit Fund - Share	Sep. 28, 2021
Operating Expenses:
Management Fees	0.35%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	3.39%
Total Annual Fund Operating Expenses	3.99%
Less Fee Reductions and/or Expense Reimbursements	(3.29%)	[1]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.70%

[1]	Rimrock Capital Management, LLC (the “Adviser” or “Rimrock”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.70% of the Fund’s average daily net assets until September 28, 2022 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (other than excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment (less any reimbursement previously paid) if at any point Total Annual Fund Operating Expenses (other than excluded expenses) are below the contractual expense limit at the time of both (i) such fee waiver and/or expense reimbursement; and (ii) the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Rimrock Funds Trust (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on September 28, 2022.